[Letterhead of AIG Life Insurance Company]

March 17, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:          AIG Life Insurance Company
             Variable Account II
             File No. 33-90684

Ladies and Gentlemen:

Please note that the filing fee has been submitted under File Number 33-90684.

Sincerely,

/s/ Edward Bacon
Edward Bacon
Director Variable Products Accounting

                   [Letterhead of AIG Life Insurance Company]

March 17, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:          AIG Life Insurance Company
             Variable Account II
             File No. 33-90684

Ladies and Gentlemen:

I am General Counsel AIG Life Insurance Company (the "Company"), a Delaware stock life insurance corporation. In connection with the offering of Deferred Variable Life Contracts (the "Contracts") of Variable Account II (the "Account"), a segregated investment account of the Company, I have examined such records and documents and have made such further investigation and examination as I deemed necessary for the purpose of this opinion.

It is my opinion that the Contracts, the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Account, were legally issued, fully paid and non-assessable by the Account to the extent set forth in the Account's prospectus forming part of its Registration Statement on Form S-6 filed under the Securities Act of 1933 as Registration Number 33-90684.

I hereby consent to the filing of this opinion with said Rule 24f-2 Notice.

Sincerely,

/s/Kenneth D. Walma

Kenneth D. Walma
Vice President and General Counsel

                                Rule 24f-2 Notice
                                       For

                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT II
                               FILE NOS. 33-90684


Fiscal period for which notice is filed                                                             12/31/99

Securities registered and unsold at the beginning of the fiscal year                                       0

Securities registered during this year other than pursuant to Rule 24f-2                                   0

Sale price of accumulation units sold during fiscal year ending December 31,
1999                                                                                             $17,390,098

Aggregate sale price of accumulation units sold during the fiscal year ended
December 31, 1999                                                                                $17,390,098

Redemption price of accumulation units redeemed during the fiscal year ending
December 31, 1999                                                                                 $4,089,155

Total amount upon which fee calculation is based                                                 $13,300,943

Fee submitted (.000264)                                                                          $ 3,511

                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT II
                                 BY JOHN OEHMKE

                                 /s/ John Oehmke

                                   JOHN OEHMKE
                   VICE PRESIDENT AND CHIEF FINANCIAL OFFICER